Consolidated companies and business acquired and divested	12 Months Ended
Dec. 31, 2018
Assets and liabilities held for sale [abstract]
Consolidated companies and business acquired and divested

48 Consolidated companies and businesses acquired and divested

Acquisitions

Payvision

ING Bank obtained control over Payvision Holding B.V. (Payvision), a fast-growing, leading international omnichannel payments service provider, by acquiring 75% of its shares on 13 March 2018. This is in scope of IFRS 3 ‘Business combinations’.

The transaction will enable ING to strengthen its footprint in omnichannel payments services and expand its merchant services for its business customers, in particular in the fast-growing e-commerce segment. Total consideration paid of the 75% of shares was, including deferred and contingent consideration, EUR 260 million.

The share purchase agreement includes also an arrangement for possible acquisition of the remaining 25% shares of Payvision. This consists of a put option exercisable by the original shareholders as well as a call option exercisable by ING. In summary, the put is exercisable after 3 years with an exercise price of fair market value (FMV) unless the fair value of the total business is less than EUR 210 million, then the exercise price is EUR 1. The call option by ING has similar terms but is only exercisable after 5 years. In addition, there are some early redemption features at various prices at various times. The put option, exercisable by the non-controlling interest shareholders, is reported as financial liability with initial recognition through shareholders’ equity of EUR 87 million.

The following table summarises the acquisition date fair value of consideration transferred.

Consideration transferred
Payvision
Cash paid	213
Deferred consideration	25
Contingent consideration	22
Total purchase consideration	260

Contingent consideration is payable by ING to the original shareholders of Payvision in the amount ranging from EUR 0 up to EUR 25 million in 3 tranches upon achievement of 3 milestones. The milestones should be achieved within (1) 6 months after completion of the acquisition, (2) 6 months after achieving milestone 1 and (3) 3 months after achieving milestone 2 (with some additional grace periods of 4 months per milestone permitted). The amounts are payable in tranches of EUR 7 million, EUR 7 million and EUR 11 million respectively. The probability of achievement of the set milestones and the time value of money were taken into consideration in the measurement of the contingent consideration at fair value of EUR 22 million on the date of acquisition. Since the date of acquisition there were no changes in the assumptions used to develop the estimate of the fair value of the contingent consideration.

In October 2018 ING made a first milestone payment of EUR 7 million.

The incurred acquisition costs amounts to EUR 1 million and are included in the ‘other operating expenses’ in the Consolidated statement of profit or loss.

The assets and liabilities recognised as a result of the acquisition are as follows;

Goodwill recognised
Payvision
Cash and balances with central banks	116
Loans and advances to banks	32
Financial assets at fair value through other comprehensive income	2
Property and equipment	3
Intangible assets	125
Other assets	17
295

Customer deposits	1
Current tax liability	2
Deferred tax liability	30
Other liabilities	166
199

Net identifiable assets	97
Less; non-controlling interest	24
Net identifiable assets acquired	72

The fair value of the identified intangible assets are determined using an income approach.

The deferred tax liability comprises the deferred tax resulting from the initial recognition of intangible assets in the business combination. The other liabilities mainly include merchant payables that are part of the normal course of business of Payvision.

The amount of the non-controlling interest is determined based on the proportionate share of the subsidiary’s identifiable net assets.

Goodwill recognised
Payvision
Total purchase consideration	260
Net identifiable assets acquired	72
Goodwill recognised	188

On 20 February 2018 ING acquired 90% of the shares of Makelaarsland B.V. for a total consideration of EUR 14 million. The acquisition of Makelaarsland B.V. led to a recognition of goodwill of EUR 14 million.

The total goodwill of EUR 202 million, from the acquisition of both Payvision and Makelaarsland recognised in the first half of 2018, comprises the fair value of expected synergies arising from the acquisitions.

Goodwill arising on these acquisitions is not expected to be deductible for tax purposes.

The acquired businesses contributed ‘revenues’ of EUR 40 million and net profit of EUR 6 million to the group for the period from 1 April 2018 to 31 December 2018.

If the acquisitions had occurred on 1 January 2018, consolidated ‘revenues’ and consolidated net profit for the year ended 31 December 2018 would have been EUR 51 million, and EUR 6 million respectively.

There were no significant acquisitions in 2017 and 2016.

Divestments

In December 2018, reached an agreement to sell part of the ING Lease Italy business. Under the terms agreed, ING will receive EUR 500 million cash consideration and a EUR 1 billion Senior Loan facility for the portfolio of lease receivables. The Italian lease business was previously included in the business line segment Wholesale Banking and geographical segment Other Challengers. The carrying amount of the lease receivables, previously classified as loans and advances per transaction date amounted to EUR 1,389 million. The sale is expected to take place during 2019, with a negotiated long stop date of 31 December 2019.

Reference is made to Note 12 ‘Assets and liabilities held for sale’ and Note 25 ‘Result on the disposal of group companies’.

In 2017 and 2016 there were no significant divestments of consolidated companies.